Label	Element	Value
Schwab Dividend Equity Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB CAPITAL TRUST
Schwab® Dividend Equity Fund
(each a fund)
Supplement dated June 10, 2021 to each fund’s currently effective
Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Prospectuses and should be read in conjunction with the Prospectuses.
Effective on or about August 10, 2021, the funds will undergo changes to their respective portfolio management teams and modify their respective investment strategies to support incorporating a greater degree of fundamental research into each fund’s investment process.
Schwab Dividend Equity Fund
Summary Prospectus and Statutory Prospectus:
1.
Under the “Principal Investment Strategies” section: All paragraphs are deleted and replaced in their entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. Dividend paying stocks are those stocks that historically have paid, or the portfolio managers anticipate will pay, a dividend. The fund seeks to assemble a portfolio that provides a higher dividend yield than the fund’s comparative index, the Russell 1000® Value Index (the Index). The fund seeks to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. The fund also seeks to provide capital appreciation. The fund may invest in companies of all sizes.
The fund primarily invests in U.S. companies, but may invest up to 20% of its net assets in the stocks of publicly traded companies located in countries other than the United States. The fund’s international investments will primarily be in stocks issued by companies located in developed market countries; however, it may also invest in stocks issued by companies located in emerging markets. The fund generally does not intend to hedge its exposure to foreign currencies.
The fund actively selects portfolio securities. To aid its U.S. stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 U.S.-traded stocks. To aid its international stock selection, the fund uses Schwab Equity Ratings International®, a model that ranks stocks of foreign companies headquartered and trading in certain foreign countries. In addition to using Schwab Equity Ratings and Schwab Equity Ratings International, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.
Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings or by Schwab Equity Ratings International. As part of the portfolio construction process, the portfolio managers will also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings or by Schwab Equity Ratings International. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include lower-rated stocks and stocks that are not rated by Schwab Equity Ratings or Schwab Equity Ratings International. For more information on Schwab Equity Ratings and Schwab Equity Ratings International, please see the “More About Schwab’s Research” section in the prospectus.
When constructing the portfolio, the portfolio managers apply a research-driven, “bottom-up” approach focusing primarily on individual securities. Using both quantitative and qualitative techniques, the portfolio managers seek to identify attractive dividend paying equity securities. Companies are analyzed with respect to business quality, future return potential and valuation. Particular attention is paid to a company’s track record of dividend payment and dividend growth, its current dividend policy and its potential to increase dividends in the future.
The fund may use a portfolio optimization process to assist in constructing the portfolio. A portfolio optimization process seeks to provide an optimal balance between risk and expected return, given parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund may also invest in depositary receipts evidencing ownership of shares of foreign issuers, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.
Schwab Large-Cap Growth Fund, Schwab Core Equity Fund and Schwab Dividend Equity Fund
1.
Summary Prospectus — Under the “Principal Risks” section: “Management Risk” for each fund is deleted and replaced in its entirety with the following:

Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® Dividend Equity Fund
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Schwab Dividend Equity Fund
Summary Prospectus and Statutory Prospectus:
1.
Under the “Principal Investment Strategies” section: All paragraphs are deleted and replaced in their entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. Dividend paying stocks are those stocks that historically have paid, or the portfolio managers anticipate will pay, a dividend. The fund seeks to assemble a portfolio that provides a higher dividend yield than the fund’s comparative index, the Russell 1000® Value Index (the Index). The fund seeks to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. The fund also seeks to provide capital appreciation. The fund may invest in companies of all sizes.
The fund primarily invests in U.S. companies, but may invest up to 20% of its net assets in the stocks of publicly traded companies located in countries other than the United States. The fund’s international investments will primarily be in stocks issued by companies located in developed market countries; however, it may also invest in stocks issued by companies located in emerging markets. The fund generally does not intend to hedge its exposure to foreign currencies.
The fund actively selects portfolio securities. To aid its U.S. stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 U.S.-traded stocks. To aid its international stock selection, the fund uses Schwab Equity Ratings International®, a model that ranks stocks of foreign companies headquartered and trading in certain foreign countries. In addition to using Schwab Equity Ratings and Schwab Equity Ratings International, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.
Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings or by Schwab Equity Ratings International. As part of the portfolio construction process, the portfolio managers will also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings or by Schwab Equity Ratings International. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include lower-rated stocks and stocks that are not rated by Schwab Equity Ratings or Schwab Equity Ratings International. For more information on Schwab Equity Ratings and Schwab Equity Ratings International, please see the “More About Schwab’s Research” section in the prospectus.
When constructing the portfolio, the portfolio managers apply a research-driven, “bottom-up” approach focusing primarily on individual securities. Using both quantitative and qualitative techniques, the portfolio managers seek to identify attractive dividend paying equity securities. Companies are analyzed with respect to business quality, future return potential and valuation. Particular attention is paid to a company’s track record of dividend payment and dividend growth, its current dividend policy and its potential to increase dividends in the future.
The fund may use a portfolio optimization process to assist in constructing the portfolio. A portfolio optimization process seeks to provide an optimal balance between risk and expected return, given parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund may also invest in depositary receipts evidencing ownership of shares of foreign issuers, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Schwab Large-Cap Growth Fund, Schwab Core Equity Fund and Schwab Dividend Equity Fund
1.
Summary Prospectus — Under the “Principal Risks” section: “Management Risk” for each fund is deleted and replaced in its entirety with the following:

Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.